SHAREHOLDERS' EQUITY (Details) - $ / shares			6 Months Ended	12 Months Ended
	Oct. 10, 2018	Oct. 10, 2018	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 04, 2018	Sep. 07, 2018	Jun. 30, 2018	May 02, 2018
Stockholders Equity Disclosure [Line Items]
Preference shares, shares authorized			1,000,000	1,000,000	1,000,000
Preference shares, par value (in dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares issued			0	0	0			0
Preference shares, shares outstanding			0	0	0			0
Redemption period of warrants				30 days
Founder
Stockholders Equity Disclosure [Line Items]
Ordinary shares, shares issued						12,375,000	10,937,500
Founder shares forfeited by Sponsor		500,000
Class A Ordinary shares
Stockholders Equity Disclosure [Line Items]
Ordinary shares, shares authorized			400,000,000	400,000,000	400,000,000
Ordinary shares, par value (in dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, voting rights			One vote for each share	one vote for each share
Ordinary shares, shares issued including possible redemption			44,000,000	44,000,000	44,000,000			44,000,000
Ordinary shares, shares outstanding including possible redemption			44,000,000	44,000,000	44,000,000
Possible redemption shares			41,835,134	42,018,501	42,061,226
Ordinary shares, shares issued			2,164,866	1,981,499	1,938,774
Ordinary shares, shares outstanding			2,164,866	1,981,499	1,938,774
Ownership percentage held by initial shareholders			20.00%	25.00%
Share Price			$ 10.00
Closing price of common stock				$ 10.00
Founder Shares, Transfer, Assignment, or Sale, Threshold Trading Period			20 days	20 days
Class A Ordinary shares | Founder
Stockholders Equity Disclosure [Line Items]
Share Price			$ 12.00	$ 12.00
Class B Ordinary Shares
Stockholders Equity Disclosure [Line Items]
Ordinary shares, shares authorized			50,000,000	50,000,000	50,000,000
Ordinary shares, par value (in dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, voting rights			One vote for each share	one vote for each share
Ordinary shares, shares issued			11,875,000	11,875,000	11,875,000				2,875,000
Ordinary shares, shares outstanding			11,875,000	11,875,000	11,875,000	12,375,000	10,937,500	11,875,000	2,875,000
Ownership percentage held by initial shareholders				25.00%
Class B Ordinary Shares | Founder
Stockholders Equity Disclosure [Line Items]
Ordinary shares, shares issued									2,875,000
Founder shares forfeited by Sponsor	500,000	500,000
Over-allotment option expiration date		Oct. 19, 2018		Oct. 19, 2018
Public Warrants
Stockholders Equity Disclosure [Line Items]
Warrants, description			The Public Warrants will become exercisable on the later of (a) 30 days after the completion of a Business Combination or (b) 12 months from the closing of the Initial Public Offering; provided in each case that the Company has an effective registration statement under the Securities Act covering the Class A ordinary shares issuable upon exercise of the Public Warrants and a current prospectus relating to them is available (or the Company permits holders to exercise their Public Warrants on a cashless basis and such cashless exercise is exempt from registration under the Securities Act)	The Public Warrants will become exercisable on the later of (a) 30 days after the completion of a Business Combination or (b) 12 months from the closing of the Initial Public Offering; provided in each case that the Company has an effective registration statement under the Securities Act covering the Class A ordinary shares issuable upon exercise of the Public Warrants and a current prospectus relating to them is available (or the Company permits holders to exercise their Public Warrants on a cashless basis and such cashless exercise is exempt from registration under the Securities Act)
Warrants expiration period			5 years	5 years
Price per warrant			$ 0.01	$ 0.01
Redemption period of warrants			30 days
Closing price of common stock			$ 18.00	$ 18.00
Public Warrants | Class A Ordinary shares
Stockholders Equity Disclosure [Line Items]
Redemption period of warrants			30 days